                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       September 30, 2000


Check here if Amendment [        ]; Amendment Number:
This Amendment (check only one): [        ] is a restatement.
                                 [        ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    AEW Capital Management, L.P.
Address:    Two Seaport Lane
            Boston, MA  02210-2021


13F File Number:   28-6538

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James J. Finnegan

Title: Vice President of AEW Capital Management, Inc., General Partner of AEW Capital Management, L.P.

Phone: (617) 261-9324

Signature, Place and Date of Signing:


 /s/JAMES J. FINNEGAN                    BOSTON, MASSACHUETTS                   NOVEMBER 30, 2000
       [Signature]                          [City, State]                            [Date]

Report Type  (Check only one.):

[  X ] 13F HOLDING REPORT.

[    ] 13F NOTICE.

[    ] 13F COMBINATION REPORT.

List of  Other Managers Reporting for this Manager:

Form 13F File Number:               Name

NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  4

Form 13F Information Table Entry Total:   66

Form 13F Information Table Value Total:  1,449,301


List of Other Included Managers:


No.                        Form 13 File Number                Name

1                          28-6536                            AEW Capital Management, Inc.
2                          28-5952                            MetLife New England Holdings, Inc.
3                          28-3714                            Metropolitan Life Insurance Company
4                          28-6808                            Nvest Companies, L.P.

                           FORM 13F INFORMATION TABLE
            Name of Reporting Manager: AEW Capital Management, L.P.


-----------------------------------------------------------------------------------------------------------------------



                                                                    VALUE              SH or             INVESTMENT
       NAME OF ISSUER         TITLE OF CLASS        CUSIP          (X$1000)           PRN AMT            DISCRETION
-----------------------------------------------------------------------------------------------------------------------

AMB Property Corp              Common Stock    00163T109                 29,075           1,183,700    Shared-Defined
-----------------------------------------------------------------------------------------------------------------------
AMB(Restricted shares)         Common Stock    00163T109                  5,643             229,725    Shared-Defined
-----------------------------------------------------------------------------------------------------------------------
Apartment Invt & Mgmt          Common Stock    03748r101                121,142           2,629,940    Shared-Defined
-----------------------------------------------------------------------------------------------------------------------
Archstone Communities          Common Stock    039581103                 43,683           1,778,437    Shared-Defined
-----------------------------------------------------------------------------------------------------------------------
Arden Realty                   Common Stock    039793104                 21,933             818,000    Shared-Defined
-----------------------------------------------------------------------------------------------------------------------
Avalon Bay Communities         Common Stock    053484101                 44,203             926,930    Shared-Defined
-----------------------------------------------------------------------------------------------------------------------
Beacon Capital                 Common Stock    073561102                 12,654           1,488,725    Shared-Defined
-----------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc.        Common Stock    101121101                 72,704           1,693,250    Shared-Defined
-----------------------------------------------------------------------------------------------------------------------
BRE Properties - Cl A          Common Stock    05564e106                      6                 200    Shared-Defined
-----------------------------------------------------------------------------------------------------------------------
Brookfield Properties Corp.    Common Stock    112900105                  5,151             318,200    Shared-Defined
-----------------------------------------------------------------------------------------------------------------------
Cabot Industrial Trust         Common Stock    127072106                  8,499             426,300    Shared-Defined
-----------------------------------------------------------------------------------------------------------------------
Camden Property Trust          Common Stock    133131102                 28,264             911,756    Shared-Defined
-----------------------------------------------------------------------------------------------------------------------
CarrAmerica Realty             Common Stock    144418100                 18,988             627,700    Shared-Defined
-----------------------------------------------------------------------------------------------------------------------
Catellus Development           Common Stock    149111106                  1,345              76,850    Shared-Defined
-----------------------------------------------------------------------------------------------------------------------
Charles E. Smith Res.          Common Stock    832197107                 39,329             866,750    Shared-Defined
-----------------------------------------------------------------------------------------------------------------------
Chelsea GCA Realty Inc         Common Stock    163262108                 17,468             497,300    Shared-Defined
-----------------------------------------------------------------------------------------------------------------------
Cousins Properties             Common Stock    222795106                  6,866             159,450    Shared-Defined
-----------------------------------------------------------------------------------------------------------------------
Crescent Real Estate Eqt       Common Stock    225756105                 15,638             700,850    Shared-Defined
-----------------------------------------------------------------------------------------------------------------------
Crown Castle Int.              Common Stock    228227104                  6,528             210,165    Shared-Defined
-----------------------------------------------------------------------------------------------------------------------
Cypress Communications Inc.    Common Stock    232743104                  3,202           1,205,484    Shared-Defined
-----------------------------------------------------------------------------------------------------------------------
Developers Diversified         Common Stock    251591103                 22,189           1,723,447    Shared-Defined
-----------------------------------------------------------------------------------------------------------------------
Duke-Weeks Realty Corp.        Common Stock    264411505                 75,673           3,136,722    Shared-Defined
-----------------------------------------------------------------------------------------------------------------------
Equity Office Properties       Common Stock    294741103                 96,464           3,105,483    Shared-Defined
-----------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------


                                                      VOTING AUTHORITY
                                 OTHER       -----------------------------------------
       NAME OF ISSUER           MANAGERS        SOLE         SHARED          NONE
--------------------------------------------------------------------------------------

AMB Property Corp              01 02 03 04     1,183,700
--------------------------------------------------------------------------------------
AMB(Restricted shares)         01 02 03 04       229,725
--------------------------------------------------------------------------------------
Apartment Invt & Mgmt          01 02 03 04     2,629,940
--------------------------------------------------------------------------------------
Archstone Communities          01 02 03 04     1,778,437
--------------------------------------------------------------------------------------
Arden Realty                   01 02 03 04       818,000
--------------------------------------------------------------------------------------
Avalon Bay Communities         01 02 03 04       926,930
--------------------------------------------------------------------------------------
Beacon Capital                 01 02 03 04     1,488,725
--------------------------------------------------------------------------------------
Boston Properties, Inc.        01 02 03 04     1,693,250
--------------------------------------------------------------------------------------
BRE Properties - Cl A          01 02 03 04           200
--------------------------------------------------------------------------------------
Brookfield Properties Corp     01 02 03 04       318,200
--------------------------------------------------------------------------------------
Cabot Industrial Trust         01 02 03 04       426,300
--------------------------------------------------------------------------------------
Camden Property Trust          01 02 03 04       911,756
--------------------------------------------------------------------------------------
CarrAmerica Realty             01 02 03 04       627,700
--------------------------------------------------------------------------------------
Catellus Development           01 02 03 04        76,850
--------------------------------------------------------------------------------------
Charles E. Smith Res.          01 02 03 04       866,750
--------------------------------------------------------------------------------------
Chelsea GCA Realty Inc         01 02 03 04       497,300
--------------------------------------------------------------------------------------
Cousins Properties             01 02 03 04       159,450
--------------------------------------------------------------------------------------
Crescent Real Estate Eqt       01 02 03 04       700,850
--------------------------------------------------------------------------------------
Crown Castle Int.              01 02 03 04       210,165
--------------------------------------------------------------------------------------
Cypress Communications Inc     01 02 03 04     1,205,484
--------------------------------------------------------------------------------------
Developers Diversified         01 02 03 04     1,723,447
--------------------------------------------------------------------------------------
Duke-Weeks Realty Corp.        01 02 03 04     3,136,722
--------------------------------------------------------------------------------------
Equity Office Properties       01 02 03 04     3,105,483
--------------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE
            Name of Reporting Manager: AEW Capital Management, L.P.


----------------------------------------------------------------------------------------------------------------------



                                                                    VALUE              SH or             INVESTMENT
       NAME OF ISSUER         TITLE OF CLASS        CUSIP          (X$1000)           PRN AMT            DISCRETION
----------------------------------------------------------------------------------------------------------------------

Equity Residential             Common Stock    29476l107                 47,765             995,113    Shared-Defined
----------------------------------------------------------------------------------------------------------------------
Federal Realty Invs Trust      Common Stock    313747206                  1,123              58,700    Shared-Defined
----------------------------------------------------------------------------------------------------------------------
Felcor Lodging Trust Inc       Common Stock    31430f101                  1,050              45,400    Shared-Defined
----------------------------------------------------------------------------------------------------------------------
Franchise Finance Corp Of Am   Common Stock    351807102                  8,350             371,100    Shared-Defined
----------------------------------------------------------------------------------------------------------------------
General Growth Prop            Common Stock    370021107                 31,409             975,803    Shared-Defined
----------------------------------------------------------------------------------------------------------------------
Glimcher Realty Trust          Common Stock    379302102                    491              32,850    Shared-Defined
----------------------------------------------------------------------------------------------------------------------
Golf Trust Of America          Common Stock    38168b103                 10,837             802,704    Shared-Defined
----------------------------------------------------------------------------------------------------------------------
Great Lakes Reit, Inc.         Common Stock    390752103                    231              13,300    Shared-Defined
----------------------------------------------------------------------------------------------------------------------
Highwoods Properties           Common Stock    431284108                 11,631             492,320    Shared-Defined
----------------------------------------------------------------------------------------------------------------------
Home Properties of NY Inc      Common Stock    437306103                  9,876             330,579    Shared-Defined
----------------------------------------------------------------------------------------------------------------------
Hospitality Properties         Common Stock    44106m102                 31,332           1,340,400    Shared-Defined
----------------------------------------------------------------------------------------------------------------------
Host Marriott Corp.            Common Stock    44107p104                 14,428           1,282,491    Shared-Defined
----------------------------------------------------------------------------------------------------------------------
Internap Network Services      Common Stock    45885A102                 42,413           1,312,583    Shared-Defined
----------------------------------------------------------------------------------------------------------------------
JP Realty Inc.                 Common Stock    46624a106                  1,677              92,850    Shared-Defined
----------------------------------------------------------------------------------------------------------------------
Keystone Property Trust        Common Stock    493596100                 19,120           1,529,582    Shared-Defined
----------------------------------------------------------------------------------------------------------------------
Kilroy Realty Corp.            Common Stock    49427f108                 21,986             823,850    Shared-Defined
----------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp.             Common Stock    49446r109                 22,155             524,375    Shared-Defined
----------------------------------------------------------------------------------------------------------------------
Liberty Property Trust         Common Stock    531172104                 11,776             428,200    Shared-Defined
----------------------------------------------------------------------------------------------------------------------
Macerich Company (the)         Common Stock    554382101                  9,741             458,400    Shared-Defined
----------------------------------------------------------------------------------------------------------------------
Pacific Gulf Properties        Common Stock    694396102                 16,041             599,650    Shared-Defined
----------------------------------------------------------------------------------------------------------------------
Pan Pacific Retail
   Properties, Inc.            Common Stock    69806L104                  6,314             315,700    Shared-Defined
----------------------------------------------------------------------------------------------------------------------
Philips Int'l Realty           Common Stock    718333107                  6,309             365,750    Shared-Defined
----------------------------------------------------------------------------------------------------------------------
Pinnacle Holdings Inc          Common Stock    72346N101                  1,713              64,356    Shared-Defined
----------------------------------------------------------------------------------------------------------------------
Post Properties, Inc.          Common Stock    737464107                 50,596           1,161,468    Shared-Defined
----------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------


                                                     VOTING AUTHORITY
                                OTHER       -----------------------------------------
       NAME OF ISSUER          MANAGERS        SOLE         SHARED          NONE
-------------------------------------------------------------------------------------

Equity Residential            01 02 03 04       995,113
-------------------------------------------------------------------------------------
Federal Realty Invs Trust     01 02 03 04        58,700
-------------------------------------------------------------------------------------
Felcor Lodging Trust Inc      01 02 03 04        45,400
-------------------------------------------------------------------------------------
Franchise Finance Corp Of Am  01 02 03 04       371,100
-------------------------------------------------------------------------------------
General Growth Prop           01 02 03 04       975,803
-------------------------------------------------------------------------------------
Glimcher Realty Trust         01 02 03 04        32,850
-------------------------------------------------------------------------------------
Golf Trust Of America         01 02 03 04       802,704
-------------------------------------------------------------------------------------
Great Lakes Reit, Inc.        01 02 03 04        13,300
-------------------------------------------------------------------------------------
Highwoods Properties          01 02 03 04       492,320
-------------------------------------------------------------------------------------
Home Properties of NY Inc     01 02 03 04       330,579
-------------------------------------------------------------------------------------
Hospitality Properties        01 02 03 04     1,340,400
-------------------------------------------------------------------------------------
Host Marriott Corp.           01 02 03 04     1,282,491
-------------------------------------------------------------------------------------
Internap Network Services     01 02 03 04     1,312,583
-------------------------------------------------------------------------------------
JP Realty Inc.                01 02 03 04        92,850
-------------------------------------------------------------------------------------
Keystone Property Trust       01 02 03 04     1,529,582
-------------------------------------------------------------------------------------
Kilroy Realty Corp.           01 02 03 04       823,850
-------------------------------------------------------------------------------------
Kimco Realty Corp.            01 02 03 04       524,375
-------------------------------------------------------------------------------------
Liberty Property Trust        01 02 03 04       428,200
-------------------------------------------------------------------------------------
Macerich Company (the)        01 02 03 04       458,400
-------------------------------------------------------------------------------------
Pacific Gulf Properties       01 02 03 04       599,650
-------------------------------------------------------------------------------------
Pan Pacific Retail
   Properties, Inc.           01 02 03 04       315,700
-------------------------------------------------------------------------------------
Philips Int'l Realty          01 02 03 04       365,750
-------------------------------------------------------------------------------------
Pinnacle Holdings Inc         01 02 03 04        64,356
-------------------------------------------------------------------------------------
Post Properties, Inc.         01 02 03 04     1,161,468
-------------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE
            Name of Reporting Manager: AEW Capital Management, L.P.


-----------------------------------------------------------------------------------------------------------------------



                                                                    VALUE              SH or             INVESTMENT
       NAME OF ISSUER         TITLE OF CLASS        CUSIP          (X$1000)           PRN AMT            DISCRETION
-----------------------------------------------------------------------------------------------------------------------

Prentiss Properties            Common Stock    740706106                 32,669           1,250,500    Shared-Defined
-----------------------------------------------------------------------------------------------------------------------
Prologis Trust                 Common Stock    743410102                 39,349           1,656,811    Shared-Defined
-----------------------------------------------------------------------------------------------------------------------
Public Storage Inc.            Common Stock    74460d109                 45,259           1,890,711    Shared-Defined
-----------------------------------------------------------------------------------------------------------------------
Reckson Assoc. Rlty            Common Stock    75621k106                  2,641             103,572    Shared-Defined
-----------------------------------------------------------------------------------------------------------------------
Regency Realty Corp.           Common Stock    758939102                 20,723             903,450    Shared-Defined
-----------------------------------------------------------------------------------------------------------------------
Rouse Co.                      Common Stock    779273101                 11,380             456,350    Shared-Defined
-----------------------------------------------------------------------------------------------------------------------
Shurgard Storage Ctrs          Common Stock    82567d104                  5,723             253,650    Shared-Defined
-----------------------------------------------------------------------------------------------------------------------
Simon Property Group           Common Stock    828806109                 33,322           1,421,732    Shared-Defined
-----------------------------------------------------------------------------------------------------------------------
SL Green Realty Corp           Common Stock    78440x101                  9,741             347,147    Shared-Defined
-----------------------------------------------------------------------------------------------------------------------
Spieker Properties Inc.        Common Stock    848497103                 55,559             965,200    Shared-Defined
-----------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts      Common Stock    85590A203                 20,369             651,800    Shared-Defined
-----------------------------------------------------------------------------------------------------------------------
Summit Properties              Common Stock    866239106                 14,121             586,850    Shared-Defined
-----------------------------------------------------------------------------------------------------------------------
Sun Communities Inc.           Common Stock    866674104                 10,857             343,300    Shared-Defined
-----------------------------------------------------------------------------------------------------------------------
Taubman Centers, Inc.          Common Stock    876664103                  4,660             403,050    Shared-Defined
-----------------------------------------------------------------------------------------------------------------------
Trizec Hahn Corp.              Common Stock    896938107                  5,675             337,550    Shared-Defined
-----------------------------------------------------------------------------------------------------------------------
Urban Shopping Ctrs            Common Stock    917060105                 23,197             488,350    Shared-Defined
-----------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust.          Common Stock    929042109                 37,026             997,326    Shared-Defined
-----------------------------------------------------------------------------------------------------------------------
Weingarten Realty Investors    Common Stock    948741103                    297               7,300    Shared-Defined
-----------------------------------------------------------------------------------------------------------------------
Wyndham International          Common Stock    983101106                  1,722             950,300    Shared-Defined
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Column Totals                                                         1,449,301          53,147,837
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------


                                                       VOTING AUTHORITY
                                  OTHER       -----------------------------------------
       NAME OF ISSUER            MANAGERS        SOLE         SHARED          NONE
---------------------------------------------------------------------------------------

Prentiss Properties             01 02 03 04     1,250,500
---------------------------------------------------------------------------------------
Prologis Trust                  01 02 03 04     1,656,811
---------------------------------------------------------------------------------------
Public Storage Inc.             01 02 03 04     1,890,711
---------------------------------------------------------------------------------------
Reckson Assoc. Rlty             01 02 03 04       103,572
---------------------------------------------------------------------------------------
Regency Realty Corp.            01 02 03 04       903,450
---------------------------------------------------------------------------------------
Rouse Co.                       01 02 03 04       456,350
---------------------------------------------------------------------------------------
Shurgard Storage Ctrs           01 02 03 04       253,650
---------------------------------------------------------------------------------------
Simon Property Group            01 02 03 04     1,421,732
---------------------------------------------------------------------------------------
SL Green Realty Corp            01 02 03 04       347,147
---------------------------------------------------------------------------------------
Spieker Properties Inc.         01 02 03 04       965,200
---------------------------------------------------------------------------------------
Starwood Hotels & Resorts       01 02 03 04       651,800
---------------------------------------------------------------------------------------
Summit Properties               01 02 03 04       586,850
---------------------------------------------------------------------------------------
Sun Communities Inc.            01 02 03 04       343,300
---------------------------------------------------------------------------------------
Taubman Centers, Inc.           01 02 03 04       403,050
---------------------------------------------------------------------------------------
Trizec Hahn Corp.               01 02 03 04       337,550
---------------------------------------------------------------------------------------
Urban Shopping Ctrs             01 02 03 04       488,350
---------------------------------------------------------------------------------------
Vornado Realty Trust.           01 02 03 04       997,326
---------------------------------------------------------------------------------------
Weingarten Realty Investors     01 02 03 04         7,300
---------------------------------------------------------------------------------------
Wyndham International           01 02 03 04       950,300
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
Column Totals                                  53,147,837
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------